        As filed with the Securities and Exchange Commission on October 31, 1997
                                                       Registration No. 33-16439
                                                                        811-5159

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /x/

                             PRE-EFFECTIVE AMENDMENT NO.                     / /

                           POST-EFFECTIVE AMENDMENT NO. 29                   /x/

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /x/

                                   AMENDMENT NO. 30                          /x/

                         ROBERTSON STEPHENS INVESTMENT TRUST
                  (Exact Name of Registrant as Specified in Charter)

                                555 California Street
                           San Francisco, California 94104
                       (Address of Principal Executive Offices)
          Registrant's Telephone Number, including Area Code: (800) 766-3863

                                    G. RANDY HECHT
                       c/o Robertson, Stephens & Company, L.P.
                                555 California Street
                           San Francisco, California 94104
                       (Name and Address of Agent for Service)

                                      Copies to:
                             TIMOTHY W. DIGGINS, ESQUIRE
                                     ROPES & GRAY
                               One International Place
                                Boston, MA  02110-2624

    Approximate date of proposed public offering: As soon as practicable after this Amendment becomes effective.

    It is proposed that this filing will become effective:
              (check appropriate box)

    / /    Immediately upon filing pursuant to paragraph (b);
    / /    On April 1, 1997 pursuant to paragraph (b)
    /x/    60 days after filing pursuant to paragraph (a)(1);
    / /    On (date) pursuant to paragraph (a)(1);
    / /    75 days after filing pursuant to paragraph (a)(2); or
    / /    On (date) pursuant to paragraph (a)(2) of Rule 485.


    If appropriate, check the following box:

    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its shares of beneficial interest, pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Form 24f-2 on February 26, 1997 for the fiscal year ended December 31, 1996. The Registrant filed a Form 24f-2 on February 26, 1997 for the fiscal year ended December 31, 1996.

                         ROBERTSON STEPHENS INVESTMENT TRUST

                                Cross Reference Sheet

The Registration Statement contains a prospectus or prospectuses, relating to Registrant's Class A shares and a prospectus or prospectuses relating to Registrant's Advisor or Class C shares. References under "Prospectus Caption" are to those sections of each of the prospectuses contained in the Registration Statement, except as otherwise noted.

Information Required in
Prospectus by Form N-1A                               Combined
Registration Statement                      Part A    Prospectus Caption
----------------------                      ------    ------------------

Item 1.  Cover Page . . . . . . . . . . . . . . . . . Prospectus Cover

Item 2.  Synopsis . . . . . . . . . . . . . . . . . . Expense Summary

Item 3.  Condensed Financial Information. . . . . . . How Performance is
                                                      Determined; and see
                                                      Statement of Additional
                                                      Information - Financial
                                                      Statements

Item 4.  General Description of Registrant. . . . . . Prospectus Cover;
                                                      Investment Objectives and
                                                      Policies; Additional
                                                      Information


Item 5.  Management of the Fund . . . . . . . . . . . Expense Summary;
                                                      Management of the Funds;
                                                      Additional Information

Item 5A. Management's Discussion
         of Fund Performance. . . . . . . . . . . . . Included in Registrant's
                                                      Annual Reports to
                                                      Shareholders for Period
                                                      ended December 31, 1996

Item 6.  Capital Stock and Other Securities . . . . . Dividends, Distributions
                                                      and Taxes; Additional
                                                      Information; Back Cover
                                                      Page; and see Statement of
                                                      Additional Information -
                                                      Management of the Funds

Item 7. Purchase of Securities Being Offered . . . .  How to Purchase Shares;
                                                      How Net Asset Value is
                                                      Determined; The Funds'
                                                      Distributor; Back Cover
                                                      Page

Item 8. Redemption or Repurchase . . . . . . . . . .  How to Redeem Shares

Item 9. Pending Legal Proceedings. . . . . . . . . .  Inapplicable

Information Required in Statement of                  Statement of Additional
Additional Information by Form N-1A                   Information Caption For
Registration Statement                        Part B  Each Series
----------------------                        ------  ------------------

Item 10. Cover Page. . . . . . . . . . . . . . . . .  Cover Page

Item 11. Table of Contents . . . . . . . . . . . . .  Cover Page

Item 12. General Information and History . . . . . .  Additional Information

Item 13. Investment Objectives and Policies. . . . .  Investment Objectives and
                                                      Policies; The Funds'
                                                      Investment Limitations

Item 14. Management of the Fund  . . . . . . . . . .  Management of the Funds

Item 15. Control Persons and Principal
         Holders of Securities . . . . . . . . . . .  Management of the Funds

Item 16. Investment Advisory and Other Services. . .  Management of the Funds;
                                                      The Funds' Distributor;
                                                      Additional Information

Item 17. Brokerage Allocation and Other Services . .  Management of the Funds;
                                                      The Funds' Distributor

Item 18. Capital Stock and Other Securities. . . . .  See Prospectus -
                                                      Additional Information

Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered. . . . . . . . . .  How Net Asset Value is
                                                      Determined; and see
                                                      Prospectus - How to
                                                      Purchase Shares;
                                                      Prospectus - How to
                                                      Redeem Shares

Item 20. Tax Status. . . . . . . . . . . . . . . . .  Taxes; and see Prospectus
                                                      - Dividends,
                                                      Distributions and Taxes

Item 21. Underwriter . . . . . . . . . . . . . . . .  The Funds' Distributor;
                                                      and see Prospectus - The
                                                      Funds' Distributor

Item 22. Calculations of Performance Data. . . . . .  How Performance is
                                                      Determined

Item 23. Financial Statements. . . . . . . . . . . .  Financial Statements


The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

-----------------------------------------------------------------------------

THIS POST EFFECTIVE AMENDMENT RELATES ONLY TO ROBERTSON STEPHENS GLOBAL VALUE FUND AND IS BEING FILED SOLELY TO FURNISH UNAUDITED FINANCIAL INFORMATION IN RESPECT OF THAT FUND. NO INFORMATION AND NO PART OF THE REGISTRATION STATEMENT IS DELETED OR SUPERSEDED HEREBY.

GLOBAL VALUE FUND PROSPECTUS SUPPLEMENT
to Prospectus dated April 1, 1997


The unaudited financial highlights presented below for the Global Value Fund relate to the period April 1, 1997 to June 30, 1997. The unaudited financial statements for that Fund for that period are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.

Financial Highlights - Class A Shares


                                                   For the
For a share outstanding                            Period Ended
throughout each period:                            June 30,1997 (1) (unaudited)
-------------------------------------------------------------------------------
Net Asset Value, beginning of period . . . .      $           10.00

Net investment income. . . . . . . . . . . .                   0.06
Net realized gain and unrealized
 appreciation on investments . . . . . . . .                   0.63
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
 From Operations . . . . . . . . . . . . . .                   0.69

Distributions from net investment income . .                    --
Distributions from realized gain
 on investments. . . . . . . . . . . . . . .                    --

Net Asset Value, end of period . . . . . . .       $          10.69

Total Return . . . . . . . . . . . . . . . .                   6.90%

Ratios/Supplemental Data
-------------------------------------------------------------------------------
Net Assets, end of period (000s) . . . . . .       $          16,403
Ratio of Expenses to Average Net Assets. . .                   1.95%(2)
Ratio of Net Investment Income to
 Average Net Assets. . . . . . . . . . . . .                   2.80%(2)
Portfolio Turnover Rate. . . . . . . . . . .                     57%
Average Commission Rate Paid (3) . . . . . .       $          0.0264

-------------------

               (1)       Class A shares were first issued on April 1, 1997.

               (2) If the Fund had paid all of its expenses and there had been no reimbursement from the Adviser, total return would have been 6.5%, the ratio of expenses to average net assets would have been 4.42%, and the ratio of net investment income to average net assets would have been 0.33%.

               (3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

               Ratios, except for total return and portfolio turnover rate, have been annualized.

               Per-share data with the respect to Class A Shares for the period has been determined by using the average number of Class A shares outstanding throughout the period. Distributions reflect actual per-share amounts distributed for the year.


The accompanying notes are an integral part of these financial statements.

December___, 1997

ROBERTSON STEPHENS INVESTMENT TRUST

ROBERTSON STEPHENS INVESTMENT TRUST
Supplement to Statement of Additional Information dated April 1, 1997



     The financial highlights and financial statements in respect of the Robertson Stephens Global Value Fund, included in the Semi-Annual Report of that Fund for the period ended June 30, 1997, filed electronically on September 30, 1997 (File No. 811-5159), are incorporated into this Statement of Additional Information by reference.


* December __, 1997

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)         Financial Statements

The following audited financial statements for The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Growth & Income Fund, The Information Age Fund, The Robertson Stephens Partners Fund, and The Robertson Stephens Value + Growth Fund, each a series of Registrant, are included in Part B:

Schedules of Net Assets as of December 31, 1996; Schedules of Securities Sold Short as of December 31, 1996 (the Contrarian Fund and the Growth & Income Fund only); Statements of Assets and Liabilities as of December 31, 1996; Statements of Operations for the periods ended December 31, 1996; Statements of Changes in Net Assets for the periods ended December 31, 1996; Financial Highlights for each of the periods presented; Notes to Financial Statements; and Reports of Independent Accountant.

The following unaudited financial statements for the Robertson Stephens Global Value Fund are incorporated by reference into Part B:

Statement of Assets and Liabilities as of June 30, 1997; Statement of Operations for the period ended June 30, 1997; Statement of Changes in Net Assets for the period ended June 30, 1997; Financial Highlights for the period presented; and Notes to Financial Statements.

(b)         Exhibits

  1.(a)     Copy of Amended and Restated Agreement and Declaration of Trust
            of Registrant.(A)
  1.(b)     Copy of Certificate of Amendment of Agreement and Declaration of
            Trust of Registrant.(C)
  1.(c)     Copy of Certificate of Amendment of Agreement and Declaration of
            Trust of Registrant.(D)
  1.(d)     Copy of Certificate of Amendment of Agreement and Declaration of
            Trust of Registrant.(L)
  1.(e)     Form of Amended and Restated Agreement and Declaration of Trust
             of Registrant.(S)

  2.(a)     Copy of Amended and Restated By-Laws of Registrant.(A)
  3.        Inapplicable.

  4.        Specimen Share Certificate.(A)

  5.(a) Investment Advisory Agreement between Avon Capital Management Corporation (now Robertson Stephens Investment Management, Inc.) and Registrant on behalf of Robertson Stephens Emerging Growth Fund.(B)

  5.(b) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, Inc. and Registrant on behalf of Robertson Stephens Value Plus Fund.(D)

  5.(c) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Contrarian Fund.(G)

  5.(d) Agreement between Robertson Stephens Investment Management, Inc., Robertson Stephens Investment Management, L.P., Robertson, Stephens & Company, L.P. and Registrant on behalf of Robertson Stephens Value Plus Fund.(H)

  5.(e) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Emerging Markets Fund.(I)

  5.(f) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Partners Fund.(L)

   5.(g) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Growth & Income Fund.(M)

  5.(h) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant (on behalf of each of Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund, and Robertson Stephens Information Age Fund).(N)

  5.(i) Form of Letter Agreement regarding the Investment Advisory Agreement listed in 5(d), above.(O)

  5.(j) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens Asia Fund).(P)

  5.(k) Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Diversified Growth Fund).(P)

  5.(l) Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Emerging Europe Fund).(P)

  5.(m) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens MicroCap Growth Fund).(Q)

  5.(n) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens Global Value Fund).(R)

  5.(o)     Investment Advisory Agreement dated October 1, 1997 +

  6.(a)     Underwriting Agreement and Selling Group Agreement.(F)

  6.(b)     Consent of the Board of Trustees of Registrant.(H)

  6.(c)     Distribution Agreement with Edgewood Services, Inc.+

  7.        Inapplicable.

  8.        Custodian Agreement between Registrant and State Street Bank and
            Trust.(E)

  9.        (A)  -  Form of Administrative Services Agreement.(P)
            (B)  -  Form of Shareholder Service Plan.(Q)

  10.       Inapplicable.

  11.       Consent of Independent Accountants.(S)

  12.       Inapplicable.

  13.       Letter of Understanding Relating to Initial Capital.(A,J)

  14.       Disclosure Statement, Custodial Account Agreement and related documents for an Individual Retirement Account (State Street Bank and Trust).(E)

  15.(a)    Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Emerging Growth Fund.(A)

  15.(b) Form of Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Contrarian Fund.(G)

  15.(c) Form of Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for Robertson Stephens Emerging Markets Fund (now, Robertson Stephens Developing Countries Fund).(I)

  15.(d) Form of Distribution Plan Pursuant to Rule 12b-1 adopted by Registrant for Robertson Stephens Partners Fund.(L)

  15.(e) Form of Distribution Plan Pursuant to Rule 12b-1 adopted by Registrant for Robertson Stephens Growth & Income Fund.(L)

  15.(f) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of each of Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund and Robertson Stephens Information Age Fund).(N)

  15.(g) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of Robertson Stephens Value + Growth Fund).(O)

  15.(h) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of each of Robertson Stephens Asia Fund, Robertson Stephens Diversified Growth Fund, Robertson Stephens Emerging Europe Fund, and Robertson Stephens MicroCap Growth Fund).(P)

  15.(i) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of Class C shares).(Q)

  15.(j) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of Robertson Stephens Global Value Fund).(R)

  15.(k)    Amended and Restated Distribution Plans +

  16.       Schedule of Computation of Performance Quotation.(D)

  17.(a)    Power of Attorney.(H)
  17.(b)    Power of  Attorney of Terry R. Otton.(M)
  17.(c)    Power of Attorney.(P)
  17.(d)    Power of Attorney of Andrew P. Pilara, Jr.*

  18.       18f-3 Plan(S)

  27.A-I    Financial Data Schedules.(S)
  27.J      Financial Data Schedule--Global Value Fund*

            Incorporated by a reference to like-numbered exhibits:

            (A) Previously filed as part of the Registration Statement filed August 12, 1987.
            (B) Previously filed as part of the Post-Effective Amendment No. 1 to the Registration Statement on March 3, 1988.
            (C) Previously filed as part of the Post-Effective Amendment No. 4 to the Registration Statement on May 1, 1991.
            (D) Previously filed as part of the Post-Effective Amendment No. 6 to the Registration Statement on March 12, 1992.
            (E) Previously filed as part of the Post-Effective Amendment No. 8 to the Registration Statement on June 30, 1992.
            (F)  Previously filed as part of the Post-Effective Amendment No.
                 11 to the Registration Statement on February 5, 1993.
            (G)  Previously filed as part of the Post-Effective Amendment No.
                 13 to the Registration Statement on April 30, 1993.
            (H)  Previously filed as part of the Post-Effective Amendment No.
                 16 to the Registration Statement on December 8, 1993.
            (I)  Previously filed as part of the Post-Effective Amendment No.
                 18 to the Registration Statement on April 29, 1994.
            (J) Previously filed as part of the Post-Effective Amendment No. 19 to the Registration Statement on July 5, 1994.
            (K)  Previously filed as part of the Post-Effective Amendment No.
                 20 to the Registration Statement on October 14, 1994.
            (L)  Previously filed as part of the Post-Effective Amendment No.
                 21 to the Registration Statement on April 28, 1995.
            (M) Previously filed as part of the Post-Effective Amendment No. 22 to the Registration Statement on July 3, 1995.

            (N)  Previously filed as part of the Post-Effective Amendment No.
                 23 to the Registration Statement on September 1, 1995.
            (O)  Previously filed as part of the Post-Effective Amendment No.
                 24 to the Registration Statement on January 16, 1996.
            (P)  Previously Filed as part of the Post-Effective Amendment No.
                 25 to the Registration Statement on May 17, 1996.
            (Q)  Previously filed as part of the Post-Effective Amendment No.
                 26 to the Registration Statement on January 21, 1996.
            (R)  Previously filed as part of the Post-Effective Amendment No.
                 27 to the Registration Statement on February 20, 1997.
            (S)  Previously filed as part of the Post-Effective Amendment No.
                 28 to the Registration Statement on March 24, 1997.
            *    Filed herewith.
            +    To be filed by amendment.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    As of the date of this Registration Statement, there is no person controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

    On October 1, 1997, Registrant had the following number of security holders:

     Title of Class                         Number of Record Holders
     --------------                         ------------------------

Shares of Beneficial Interest of
The Robertson Stephens
Contrarian Fund
         Class A                                   20,244
         Class C                                      177

Shares of Beneficial Interest of
The Robertson Stephens
Developing Countries Fund
         Class A                                    1,858
         Class C                                        8

Shares of Beneficial Interest of
The Robertson Stephens
Diversified Growth Fund
         Class A                                    1,481
         Class C                                       18

Shares of Beneficial Interest of
The Robertson Stephens
Emerging Growth Fund
         Class A                                    9,198
         Class C                                       22

Shares of Beneficial Interest of
The Robertson Stephens
Global Low-Priced Stock
Fund
         Class A                                      987
         Class C                                        4

Shares of Beneficial Interest of
The Robertson Stephens
Global Natural Resources
Fund
         Class A                                    3,466
         Class C                                        6

Shares of Beneficial Interest of
The Robertson Stephens
Global Value Fund
         Class A                                      501
         Class C                                       31

Shares of Beneficial Interest of
The Robertson Stephens
Growth & Income Fund
         Class A                                    6,545
         Class C                                       85

Shares of Beneficial Interest of
The Robertson Stephens
Information Age Fund
         Class A                                    3,722
         Class C                                        9

Shares of Beneficial Interest of
The Robertson Stephens
MicroCap Growth
         Class A                                    1,730
         Class C                                       27

Shares of Beneficial Interest of
The Robertson Stephens
Partners Fund
         Class A                                    6,898
         Class C                                       44

Shares of Beneficial Interest of
The Robertson Stephens
Value + Growth Fund
         Class A                                   24,959
         Class C                                       80

ITEM 27.  INDEMNIFICATION

    Under the terms of Registrant's By-laws, Article XI (See Exhibit 2 to this Registration Statement), Registrant may indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

    Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the

Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

Registrant also participates in a policy of insurance which insures Registrant, its present, past and future trustees, officers, employees, agents and investment advisers against any liability incurred on account of any alleged negligent act, error or omission committed in connection with the operation of the Trust, but excluding losses incurred by reason of any fraudulent breach of trust or intention to deceive or defraud, or dishonest, criminal or malicious act finally adjudicated. Coverage for the insureds generally includes losses incurred by reason of any actual or alleged breach of duty, neglect, error, misstatement, misleading statement or other act or omission committed by such person in such capacity, but generally excludes losses incurred on account of personal dishonesty, fraudulent breach of trust, lack of good faith or intention to deceive or defraud or willful failure to act prudently.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Information about G. Randall Hecht, an officer of Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P.") and of RS Investment Management, Inc., formerly Robertson Stephens Investment Management, Inc. ("RSIM, Inc."), and the sole director of RSIM, Inc., is set forth in Parts A and B herein. Mr. Hecht ceased being an officer and Trustee of the Registrant on September 30, 1997. RSIM, L.P. and RSIM, Inc. are engaged exclusively in the provision of investment advisory and management services to mutual funds, private investment pools (including hedge funds), and private accounts.


ITEM 29.  PRINCIPAL UNDERWRITERS.


(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant. BT Advisor Funds, BT Institutional Funds, BT Investment Funds, BT Pyramid Mutual Funds, Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertson Stephens Investment Trust, and WesMark Funds.

(b)


           (1)                            (2)                       (3)

   Name and Principal            Positions and Offices     Positions and Offices
    Business Address               With Distributor           With Registrant
   ------------------            ---------------------     ---------------------
Lawrence Caracciolo             Director,  President,               --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry                Director,                           --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue          Director,                           --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch               Vice President,                     --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt               Vice President,                     --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes                Vice President,                     --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane                Assistant Vice President,           --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott  Cohan               Secretary,                          --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                  Assistant Secretary,                --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.          Treasurer,                          --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779


(c) Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 555 California Street, San Francisco, CA 94104 except that pursuant to Rule 31a-3 under the 1940 Act, the Transfer Agent (located at 1004 Baltimore, Kansas City, MO 64105) and Custodian (located at 225 Franklin Street, Boston, MA 02110) for Registrant, will maintain the records required by subparagraphs (b)(1) and (b)(2)(D) of Rule 31a-1.

ITEM 31.  MANAGEMENT SERVICES.

    Registrant has entered into an agreement with State Street Bank and Trust Company for certain transfer agency and shareholder services. Pursuant to the agreement, State Street Bank and Trust Company, among other things, maintains accounts for shareholders of record of registrant, processes requests to purchase and redeem shares and mails communications by Registrant to its shareholders.

ITEM 32.  UNDERTAKINGS.

    The Registrant has made the following undertakings which are still applicable:

(a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders.
    Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

(b) Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders when available, upon request and without charge.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company of 1940, the Registrant, Robertson Stephens Investment Trust, has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco and State of California, on the 31st day of October, 1997.

                             ROBERTSON STEPHENS INVESTMENT TRUST


                             By:      Andrew P. Pilara, Jr.*
                                 ----------------------------------------
                             Vice President and Principal Executive Officer


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below, on October 31, 1997, by the following persons in the capacities indicated.



SIGNATURE                    CAPACITY

ANDREW P. PILARA, JR.*       Principal Executive Officer
------------------------     and Trustee
Andrew P. Pilara, Jr.

/s/  TERRY R. OTTON          Treasurer, Chief Financial Officer,
------------------------     and Principal Accounting Officer
Terry R. Otton

LEONARD B. AUERBACH*         Trustee
------------------------
Leonard B. Auerbach

                             Trustee
------------------------
John W. Glynn, Jr.

JAMES K. PETERSON*           Trustee
------------------------
James K. Peterson



*By /s/ Terry R. Otton
    ---------------------------------------
 Terry R. Otton, Attorney-in-Fact pursuant
 to the Powers of Attorney filed herewith.

                                    EXHIBIT INDEX

EXHIBIT NO.               TITLE
-----------               -----

17.(d)                    Power of Attorney of Andrew P. Pilara, Jr.

27.J                      Financial Data Schedule-Global Value Fund